Shareholders' equity and share-based payments - Other comprehensive income (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Shareholders' equity and share-based payments.
Actuarial gains and losses	$ 22	$ (2)	$ 135	$ 20		$ 138
Change in fair value of investments in equity instruments	103	40	(1)	143		3
Tax effect	(11)	(8)	(43)	(19)		(51)
Currency translation adjustment generated by the parent company	(683)	(1,506)	(57)	(2,189)		1,409
Items not potentially reclassifiable to profit and loss	(569)	(1,476)	34	(2,045)		1,499
Currency translation adjustment	523	1,099	(49)	1,622		(1,299)
Unrealized gain/(loss) of the period				1,634		(1,381)
Less gain/(loss) included in net income				12		(82)
Cash flow hedge	593	807	689	1,400		1,891
Unrealized gain/(loss) of the period				1,346		1,699
Less gain/(loss) included in net income				(54)		(192)
Variation of foreign currency basis spread		(15)	11	(15)		8
unrealized gain/(loss) of the period				(6)		(8)
less gain/(loss) included in net income				9		(16)
Share of other comprehensive income of equity affiliates, net amount	(38)	(76)	3	(114)		(95)
Unrealized gain/(loss) of the period				(103)		(84)
Less gain/(loss) included in net income				11		11
Other	(2)	2	(4)			(1)
Tax effect	(153)	(219)	(136)	(372)		(472)
Sub-total items potentially reclassifiable to profit and loss	923	1,598	514	2,521		32
Total other comprehensive income (net amount)	$ 354	$ 122	$ 548	$ 476	$ (424)	$ 1,531